Borrowings - Borrowings Outstanding (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 1,225,570	R$ 965,475	R$ 710,552	R$ 242,404
Borrowing in Colombia
Disclosure of detailed information about borrowings [line items]
Total borrowings	114,312	71,562
Borrowings in Brazil
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 1,111,258	R$ 893,913